Liabilities Related to Business Combinations and to Non-Controlling Interests - Additional Information (Details) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable	[1]	€ 564	€ 641
MSD contingent consideration (European Vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable		0	72
Shire contingent consideration arising from acquisition of Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable		€ 563	€ 568
Increase in fair value of liability		10.00%

[1]	As of January 1, 2025, this comprised a non-current portion of €569 million and a current portion of €72 million.